PGIM Jennison Focused Growth ETF Average Annual Total Returns		12 Months Ended	13 Months Ended		25 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	[2],[3]	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02% [1]	28.04%		21.01%	[1],[4],[5]
Russell 1000 Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.36%			31.07%	[6]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		31.38%			36.77%
Performance Inception Date	Dec. 12, 2022
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		31.38%			36.77%
Performance Inception Date	Dec. 12, 2022
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.58%			29.02%
Performance Inception Date	Dec. 12, 2022

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[5]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[6]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.